Description of the Business (Details) - plant	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CHINA
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Commercial plants operated	4	3	2
INDIA
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Commercial plants operated	1
Belgium
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Commercial plants operated	1